Offerings	Nov. 05, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.0087%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.0087%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.0087%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 12,731,075.72
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,107.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), Westrock Coffee Company (the "Registrant") is also registering an indeterminate number of additional securities that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. There is being registered hereunder an indeterminate number of shares of Common Stock, shares of one or more series of Preferred Stock, depositary shares representing fractional interests of shares of Preferred Stock, warrants to purchase any of such securities and/or units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. There is also being registered hereunder an indeterminate number of shares of Common Stock, shares of Preferred Stock and depositary shares as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance, provided that the aggregate maximum offering price of all securities issued pursuant to the universal shelf prospectus included in the Registration Statement shall not exceed $500,000,000. Estimated solely for the purpose of calculating the registration fee. The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security, provided that the aggregate maximum offering price of all securities issued pursuant to the Registration Statement (including Unsold Securities (defined below) shall not exceed $500,000,000).
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-274827
Carry Forward Initial Effective Date	Nov. 17, 2023
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-274827
Carry Forward Initial Effective Date	Nov. 17, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-274827
Carry Forward Initial Effective Date	Nov. 17, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-274827
Carry Forward Initial Effective Date	Nov. 17, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-274827
Carry Forward Initial Effective Date	Nov. 17, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 487,268,924.28
Carry Forward Form Type	S-3
Carry Forward File Number	333-274827
Carry Forward Initial Effective Date	Nov. 17, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 71,920.89
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities being registered hereunder include $487,268,924.28 of unsold securities (collectively, the "Unsold Securities") previously registered on the Registrant's registration statement on Form S-3 (File No. 333-274827), which was originally filed on October 2, 2023, and declared effective on November 17, 2023 (the "Prior Registration Statement"). The Prior Registration Statement registered securities for a proposed maximum aggregate offering price of $500,000,000. The aggregate filing fees previously paid in connection with the Unsold Securities were $71,920.89. In accordance with Question 212.24 of the Securities and Exchange Commission, Division of Corporation Finance's Compliance and Disclosure Interpretations regarding Securities Act Rules, the Registrant is not required to pay any additional fee with respect to the $487,268,924.28 of Unsold Securities being included in this registration in reliance on Rule 415(a)(6), because such Unsold Securities (and associated fees) are being moved from the Prior Registration Statement to this Registration Statement. Accordingly, the Amount of Registration Fee in the table above reflects only the registration fee attributable to the $12,731,075.72 of new securities registered on this Registration Statement. Pursuant to Rule 415(a)(6) of the Securities Act, the $71,920.89 registration fee previously paid by the Registrant relating to the Unsold Securities included on this Registration Statement will continue to be applied to such Unsold Securities. Pursuant to Rule 415(a)(5)(ii) under the Securities Act, by filing this Registration Statement, the Registrant may issue and sell securities under the Prior Registration Statement until the earlier of (i) the effective date of this Registration Statement and (ii) May 16, 2027, which is 180 days after the third anniversary of the effective date of the Prior Registration Statement (the "Expiration Date"). All offers and sales by the Registrant under the Prior Registration Statement will be deemed terminated on the Expiration Date, except to the extent covered by this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any Unsold Securities under the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this Registration Statement.